Subsequent Events	6 Months Ended
	Dec. 31, 2014	Jun. 30, 2014
Subsequent Events [Abstract]
Subsequent events
8	Subsequent events

Tender offer warrant exchange

On January 8, 2015 (note 5) , the Company filed a tender offer statement with the Securities and Exchange Commission, and on January 23, 2015, the Company filed an amendment thereto , with respect to certain Investor Warrants to purchase common stock of the Company. The tender offer provided the holders of the Investor Warrants with the opportunity to receive one share of common stock for every three Investor Warrants that are tendered. The tender offer was available to all 5,964,738 Investor Warrants outstanding at December 31, 2014. If all outstanding Investor Warrants were tendered, the Company would have issued 1,988,246 shares of common stock. To participate in the tender offer the Investor Warrant holders were required to deliver completed exchange documents to the Company, prior to the expiration of the tender offer, which was 5:00 p.m. (Pacific Time) on February 9, 2015.

The tender offer expired on February 9, 2015. A total of 1,591,875 Investor Warrants were exchanged for 530,625 shares of common stock resulting in a net increase in stockholder’s equity of approximately $400,957.

14	Subsequent events
Subsequent to June 30, 2014, 92,000 broker warrants exercisable at a price of CDN $0.50 per warrant were cancelled.